T. Rowe Price Africa & Middle East Fund
Investment Objective
The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Africa & Middle East Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Africa & Middle East Fund
Management fee	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.42%
Total annual fund operating expenses	1.47%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Africa & Middle East Fund	150	465	803	1,757

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91.2% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in African and Middle Eastern companies. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks, and participation notes ( P-notes ) linked to common stocks, of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis:   Bahrain, Egypt, Jordan, Kenya, Kuwait, Lebanon, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, and United Arab Emirates.

·    Others:   Algeria, Botswana, Ghana, Mauritius, Namibia, Tunisia, and Zimbabwe.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. The fund's portfolio is expected to be composed of investments in about 25 to 50 different companies, although the number could vary depending on market conditions. The fund may make substantial investments (at times more than 25% of total assets) in telephone or banking companies in various African and Middle Eastern countries.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Credit and liquidity risks  To the extent the fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Africa & Middle East Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	28.02
Worst Quarter	12/31/08	-37.91

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns		1 Year	Since inception	Inception Date
T. Rowe Price Africa & Middle East Fund		17.21%	(4.38%)	Sep 4, 2007
T. Rowe Price Africa & Middle East Fund Returns after taxes on distributions		16.59%	(5.06%)	Sep 4, 2007
T. Rowe Price Africa & Middle East Fund Returns after taxes on distributions and sale of fund shares		11.40%	(3.96%)	Sep 4, 2007
T. Rowe Price Africa & Middle East Fund S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index	[1]	25.27%	0.63%
T. Rowe Price Africa & Middle East Fund Combined Index Portfolio	[2]	26.67%	2.34%
T. Rowe Price Africa & Middle East Fund Lipper Emerging Markets Funds Average		19.54%	(1.16%)
[1]	Effective September 30, 2010, the fund's benchmark was changed from the MSCI Arabian Markets & Africa Index to the S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index. The change was made because the MSCI Arabian Markets & Africa Index was discontinued on September 29, 2010, and the S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index is representative of the countries in which the fund invests .
[2]	Combined Index Portfolio is an unmanaged linked performance portfolio composed of: 100% S&P/FCG Africa & Middle East Index (excluding Saudi Arabia and Israel) through 6/30/09 (prior to September 1, 2008, the index also included Kuwait); 100% MSCI Arabian Markets & Africa Index from 7/1/09 through 9/29/10; and 100% S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index from 9/30/10 forward.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price Emerging Europe & Mediterranean Fund
Investment Objective

The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in the emerging market countries of Europe and the Mediterranean region.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Emerging Europe & Mediterranean Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Emerging Europe & Mediterranean Fund
Management fee	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.36%
Total annual fund operating expenses	1.41%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year  and that the fund's operating expenses remain the same . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Emerging Europe & Mediterranean Fund	144	446	771	1,691

Portfolio Turnover

 The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 .7% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the Mediterranean region . The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the emerging market countries listed below (others may be added):

·    Primary Emphasis: Czech Republic, Hungary, Kazakhstan , Poland, Russia, Turkey , and Ukraine .

·    Others:   Bulgaria, Croatia , Egypt, Estonia, Georgia, Jordan, Kuwait, Latvia, Lebanon, Lithuania, Morocco, Oman, Romania, Slovakia, Slovenia, Tunisia, and United Arab Emirates.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Emerging Europe & Mediterannean Fund Calendar Year Returns

                                             Quarter Ended                                                  Total Return
Best Quarter	6/30/2009	58.82%
Worst Quarter	12/31/2008	-55.04%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns		1 Year	5 Years	10 Years
T. Rowe Price Emerging Europe & Mediterranean Fund		33.48%	4.58%	15.41%
T. Rowe Price Emerging Europe & Mediterranean Fund Returns after taxes on distributions		33.58%	3.83%	15.04%
T. Rowe Price Emerging Europe & Mediterranean Fund Returns after taxes on distributions and sale of fund shares		21.88%	3.92%	14.06%
T. Rowe Price Emerging Europe & Mediterranean Fund MSCI Emerging Markets Europe Index	[1]	17.09%	4.44%	15.31%
T. Rowe Price Emerging Europe & Mediterranean Fund MSCI Emerging Markets Europe and Middle East Index		18.30%	5.38%	12.31%
T. Rowe Price Emerging Europe & Mediterranean Fund Lipper Emerging Markets Funds Average		19.54%	10.81%	15.26%
[1]	Effective June 1, 2010, the fund changed its benchmark from the MSCI Emerging Markets Europe and Middle East Index to the MSCI Emerging Markets Europe Index. The new benchmark is more appropriate for the fund as the fund's primary focus is on emerging nations in central and eastern Europe and the Mediterranean region, including Russia, Turkey, and former members of the Soviet Union.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price Emerging Markets Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Emerging Markets Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual Fund Operating Expenses	T. Rowe Price Emerging Markets Stock Fund
Management fee	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	1.27%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Emerging Markets Stock Fund	129	403	697	1,534

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26.6 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in emerging market companies. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in emerging markets in Latin America, Asia, Europe, Africa, and the Middle East. The fund considers the following countries to be emerging markets (others may be added):

·    Asia:   China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

·    Latin America:   Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

·    Europe:   Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.

·    Africa and the Middle East:   Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Emerging Markets Stock Fund Calendar Year Returns

Quarter Ended Total Return Best Quarter 06/30/2009 42.05% Worst Quarter 12/31/2008 -34.23%
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Emerging Markets Stock Fund	18.75%	10.35%	14.69%
T. Rowe Price Emerging Markets Stock Fund Returns after taxes on distributions	18.57%	9.86%	14.41%
T. Rowe Price Emerging Markets Stock Fund Returns after taxes on distributions and sale of fund shares	12.52%	9.04%	13.38%
T. Rowe Price Emerging Markets Stock Fund MSCI Emerging Markets Index	19.20%	13.11%	16.23%
T. Rowe Price Emerging Markets Stock Fund Lipper Emerging Markets Funds Average	19.54%	10.81%	15.26%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price European Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price European Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price European Stock Fund
Management fee	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	1.03%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price European Stock Fund	105	328	569	1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61.1% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in European companies. Under normal conditions, at least five countries will be represented in the fund's portfolio. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis:   Austria, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.

·    Others:   Belgium, Czech Republic, Estonia, Hungary, Kazakhstan, Poland, Romania, Russia, and Turkey.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

The fund seeks to purchase the stocks of companies with quality management and strong cash flows, and does not emphasize either a growth or value bias in selecting investments. Securities will be selected that in the investment adviser's view have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

European Stock Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	25.21%
Worst Quarter	9/30/2002	-22.89%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price European Stock Fund	8.76%	4.68%	3.46%
T. Rowe Price European Stock Fund Returns after taxes on distributions	8.55%	3.32%	2.34%
T. Rowe Price European Stock Fund Returns after taxes on distributions and sale of fund shares	6.21%	3.79%	2.77%
T. Rowe Price European Stock Fund MSCI Europe Index	4.49%	3.45%	3.77%
T. Rowe Price European Stock Fund Lipper European Region Funds Average	7.64%	2.91%	4.37%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price International Discovery Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price International Discovery Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price International Discovery Fund
Management fee	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	1.24%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price International Discovery Fund	126	393	681	1,500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund will emphasize investing in small- to medium-sized companies. Depending on market conditions, the fund's portfolio should be composed of investments in at least 10 countries and 100 different companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Small- and mid-cap stock risk  Because the fund invests primarily in small- and medium-sized companies, it is likely to be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

International Discovery Fund Calendar Year Returns

Quarter Ended Total Return Best Quarter 06/30/2009 36.97% Worst Quarter 12/31/2008 -25.11%
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price International Discovery Fund	20.47%	6.92%	8.72%
T. Rowe Price International Discovery Fund Returns after taxes on distributions	20.14%	5.90%	8.24%
T. Rowe Price International Discovery Fund Returns after taxes on distributions and sale of fund shares	13.54%	5.76%	7.69%
T. Rowe Price International Discovery Fund S&P SmallCap Global Ex-U.S. Index	22.95%	7.29%	10.69%
T. Rowe Price International Discovery Fund MSCI EAFE Small Cap Index	22.40%	3.17%	9.87%
T. Rowe Price International Discovery Fund Lipper International Small/Mid-Cap Growth Funds Average	23.43%	5.65%	8.29%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Retail Class | T. Rowe Price International Growth & Income Fund
T. Rowe Price International Growth & Income Fund
Investment Objective
The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Retail Class T. Rowe Price International Growth & Income Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Class T. Rowe Price International Growth & Income Fund
Management fee	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.89%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Retail Class T. Rowe Price International Growth & Income Fund	91	284	493	1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.3 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. Investments in emerging markets will be modest and limited to more mature developing countries.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;

·    low valuation relative to a company's growth potential;

·    companies that may benefit from restructuring activity or other turnaround opportunities;

·    a sound balance sheet and other positive financial characteristics; and

·    above-average dividend yield and/or the potential to grow dividends.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

International Growth & Income Fund Calendar Year Return

	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.64%
Worst Quarter	12/31/2008	-21.75%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns Retail Class	1 Year	5 Years	10 Years
T. Rowe Price International Growth & Income Fund	10.49%	2.93%	5.28%
T. Rowe Price International Growth & Income Fund Returns after taxes on distributions	10.18%	2.17%	4.77%
T. Rowe Price International Growth & Income Fund Returns after taxes on distributions and sale of fund shares	7.36%	2.38%	4.50%
T. Rowe Price International Growth & Income Fund MSCI EAFE Index	8.21%	2.94%	3.94%
T. Rowe Price International Growth & Income Fund Lipper International Multi-Cap Value Funds Average	9.68%	1.50%	3.88%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Retail Class | T. Rowe Price International Stock Fund
T. Rowe Price International Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Retail Class T. Rowe Price International Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Class T. Rowe Price International Stock Fund
Management fee	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.87%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Retail Class T. Rowe Price International Stock Fund	89	278	482	1,073

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund may purchase the stocks of companies of any size, but its focus will typically be on large-sized companies and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

International Stock Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	32.64%
Worst Quarter	12/31/2008	-26.02%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns (Retail Class)} Retail Class	1 Year	5 Years	10 Years
T. Rowe Price International Stock Fund	14.48%	4.15%	3.11%
T. Rowe Price International Stock Fund Returns after taxes on distributions	14.37%	3.32%	2.52%
T. Rowe Price International Stock Fund Returns after taxes on distributions and sale of fund shares	9.83%	3.44%	2.53%
T. Rowe Price International Stock Fund MSCI All Country World Ex-USA Index	11.60%	5.29%	5.97%
T. Rowe Price International Stock Fund Lipper International Large-Cap Growth Funds Average	12.30%	3.90%	3.92%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price Japan Fund
Investment Objective
The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Japan Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Japan Fund
Management fee	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	1.13%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Japan Fund	115	359	622	1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62.0 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in companies located (or with primary operations) in Japan. The fund may purchase the stocks of companies of any size and expects to make its investments across a wide range of Japanese industries and companies. While the fund invests with an awareness of the outlook for industry sectors within the country, bottom-up stock selection is the focus of our decision-making.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Geographic risk  Because the fund concentrates its investments in a particular country, the fund's performance is closely tied to the social, political, and economic conditions of that country. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Japan Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/2003	24.33%
Worst Quarter	3/31/2009	-21.61%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Japan Fund	14.22%	(6.78%)	(0.67%)
T. Rowe Price Japan Fund Returns after taxes on distributions	14.25%	6.80%	(0.66%)
T. Rowe Price Japan Fund Returns after taxes on distributions and sale of fund shares	9.47%	(5.57%)	(0.51%)
T. Rowe Price Japan Fund TOPIX First Section	15.89%	(2.97%)	1.20%
T. Rowe Price Japan Fund MSCI Japan Index	15.59%	(2.33%)	1.14%
T. Rowe Price Japan Fund Lipper Japanese Funds Average	12.43%	(8.92%)	(3.12%)

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price Latin America Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Latin America Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Latin America Fund
Management fee	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	1.24%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Latin America Fund	126	393	681	1,500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14.1 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in Latin American companies. Under normal conditions, at least four countries will be represented in the fund's portfolio. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis:   Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela.

·    Others:   Belize, Ecuador, and Guatemala.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. The fund may make substantial investments (at times more than 25% of total assets) in telephone or banking companies in various Latin American countries.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Latin America Fund Calendar Year Returns

Quarter Ended Total Return Best Quarter 6/30/2009 46.25% Worst Quarter 12/31/2008 -36.35%
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Latin America Fund	18.49%	20.44%	21.89%
T. Rowe Price Latin America Fund Returns after taxes on distributions	18.51%	20.12%	21.63%
T. Rowe Price Latin America Fund Returns after taxes on distributions and sale of fund shares	12.41%	18.15%	20.14%
T. Rowe Price Latin America Fund MSCI Emerging Markets Latin America Index	14.89%	19.83%	21.41%
T. Rowe Price Latin America Fund Lipper Latin American Funds Average	19.97%	17.34%	20.16%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price New Asia Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price New Asia Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price New Asia Fund
Management fee	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.96%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price New Asia Fund	98	306	531	1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49.4 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in Asian companies (excluding Japanese companies). The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis :   China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.

·    Others :   Pakistan and Vietnam.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

New Asia Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	55.24%
Worst Quarter	09/30/2001	-23.76%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price New Asia Fund	20.35%	16.61%	15.01%
T. Rowe Price New Asia Fund Returns after taxes on distributions	20.10%	15.55%	14.48%
T. Rowe Price New Asia Fund Returns after taxes on distributions and sale of fund shares	13.50%	14.31%	13.52%
T. Rowe Price New Asia Fund MSCI All Country Asia Ex Japan Index	19.93%	13.19%	13.31%
T. Rowe Price New Asia Fund Lipper Pacific Ex Japan Funds Average	20.57%	12.50%	13.24%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

T. Rowe Price Overseas Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		T. Rowe Price Overseas Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Overseas Stock Fund	T. Rowe Price Overseas Stock Fund
Management fee	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.90%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Overseas Stock Fund	92	287	498	1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among developed and, to a lesser extent, emerging countries throughout the world. The fund normally invests at least 80% of its net assets in non-U.S. stocks and at least 65% of its net assets in stocks of large-cap companies .

The fund takes a core approach to investing, which provides some exposure to both growth and value styles of investing. The fund relies on a global research team to search for particularly promising stocks throughout developed and, to a lesser extent, emerging markets. Securities will be selected that in our view have the most favorable combination of company fundamentals and valuation.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    attractive business niche with potential for earnings growth;

·    attractive valuation relative to the company's peers or its own historical norm;

·    barriers to entry;

·    seasoned management;

·    healthy balance sheet; and

·    potential to grow dividends or conduct share repurchases.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because the fund holds stocks with both growth and value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Overseas Stock Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.79%
Worst Quarter	12/31/2008	-21.65%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	Since inception	Inception Date
T. Rowe Price Overseas Stock Fund	10.57%	(2.36%)	Dec 29, 2006
T. Rowe Price Overseas Stock Fund Returns after taxes on distributions	10.35%	(2.52%)	Dec 29, 2006
T. Rowe Price Overseas Stock Fund Returns after taxes on distributions and sale of fund shares	7.33%	(1.88%)	Dec 29, 2006
T. Rowe Price Overseas Stock Fund MSCI-EAFE Index	8.21%	(2.30%)
T. Rowe Price Overseas Stock Fund Lipper International Large-Cap Core Funds Average	8.05%	(3.01%)

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Retail Class | T. Rowe Price Global Infrastructure Fund
T. Rowe Price Global Infrastructure Fund
Investment Objective
The fund seeks to provide long-term growth of capital. Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Retail Class T. Rowe Price Global Infrastructure Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retail Class T. Rowe Price Global Infrastructure Fund
Management fee		0.80%
Distribution and service (12b-1) fees		none
Other expenses		1.62%
Total annual fund operating expenses		2.42%
Fee waiver/expense reimbursement	[1]	1.32%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.10%
[1]	T. Rowe Price Associates , Inc. has agreed (through February 29 . 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses , and acquired fund fees ) that would cause the fund's ratio of expenses to average net assets to exceed 1.10%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates , Inc. by the fund whenever the fund's expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.10%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Retail Class T. Rowe Price Global Infrastructure Fund	112	584	1,129	2,620

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18.6% of the average value of its portfolio .

Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets in the securities of infrastructure-related companies throughout the world, including the U.S. The fund defines an infrastructure-related company as any company that derives at least 50% of its revenues or profits, either directly or indirectly, from the infrastructure industry or commits at least 50% of assets to activities related to the infrastructure industry. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable).

Infrastructure refers to the systems of transportation, communication, energy and other essential services required for the normal function of society. Infrastructure assets are the physical structures and networks that provide these necessary services.

For purposes of selecting investments in infrastructure-related companies, the fund defines the infrastructure industry broadly. It includes companies involved in the following businesses and activities, among others:

·    building, operation, or maintenance of airports, marine ports, toll roads, bridges, railways, and other transportation systems;

·    telecommunications, wireless, satellite, cable and other communications networks;

·    power generation, storage, and distribution;

·    utilities such as electricity, oil, gas, water, sewage, and other public services;

·    construction and operation of social infrastructure such as courthouses, hospitals, and schools; and

·    providing services and materials necessary for the construction and operation of infrastructure assets.

The fund may invest in companies of any size and will shift assets between different types of companies within the infrastructure industry based on prevailing market conditions. While the fund invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with both good appreciation prospects and some income-producing potential. We analyze the characteristics and investment prospects of a particular security and generally favor companies with characteristics such as attractive industry position, compelling business model, strong management, and reasonable stock price valuation.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Industry risk   Because the fund focuses its investments in infrastructure-related companies, the fund will be more susceptible to developments affecting infrastructure than a more broadly diversified fund would be and may perform poorly during a downturn in one or more industries related to infrastructure . Infrastructure-related companies can be negatively affected by adverse economic and political developments, as well as changes in regulations, environmental problems, casualty losses and increases in interest rates.

Performance

Because the fund commenced operations in 2010, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Retail Class | T. Rowe Price Global Large-Cap Stock Fund
T. Rowe Price Global Large-Cap Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Retail Class T. Rowe Price Global Large-Cap Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retail Class T. Rowe Price Global Large-Cap Stock Fund
Management fee		0.65%
Distribution and service (12b-1) fees		none
Other expenses		0.96%
Total annual fund operating expenses		1.61%
Fee waiver/expense reimbursement	[1]	0.61%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.00%
[1]	T. Rowe Price Associates , Inc. has agreed (through February 28, 2013 ) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses , and acquired fund fees ) that would cause the fund's ratio of expenses to average net assets to exceed 1.00%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.00%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.00%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.00%.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Retail Class T. Rowe Price Global Large-Cap Stock Fund	102	363	736	1,786

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 120.9 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in stocks of large-cap companies. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in large-cap companies outside the U.S. (at least 30% of its net assets will be invested in large-cap companies outside the U.S. if foreign market conditions are not favorable).

The fund defines a large-cap company as one whose market capitalization (number of shares outstanding multiplied by share price) falls within or above the applicable range for companies included in the MSCI All Country World Large-Cap Index. The fund's and MSCI Barra's definition of a large-cap company depends on whether the company is located in a developed market or an emerging market. As of December  31, 2010 , the Index's market capitalization range for large-cap companies in developed markets was approximately  $3. 7 billion to  $ 368 .7 billion, and the market capitalization range for large-cap companies in emerging markets was approximately  $ 1.9 billion to  $ 303.9 billion. The fund also relies on MSCI Barra to classify a particular country as developed or emerging. The market capitalization of the companies in the fund's portfolio and the Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization falls below the range of the Index.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Market capitalization risk  Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Global Large-Cap Stock Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	27.13%
Worst Quarter	6/30/2010	-13.58%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns Retail Class	1 Year	Since inception	Inception Date
T. Rowe Price Global Large-Cap Stock Fund	14.72%	39.98%	Oct 27, 2008
T. Rowe Price Global Large-Cap Stock Fund Returns after taxes on distributions	13.72%	37.50%	Oct 27, 2008
T. Rowe Price Global Large-Cap Stock Fund Returns after taxes on distributions and sale of fund shares	10.25%	33.53%	Oct 27, 2008
T. Rowe Price Global Large-Cap Stock Fund MSCI All Country World Large Capital Gross	11.68%	26.53%
T. Rowe Price Global Large-Cap Stock Fund Lipper Global Large-Cap Growth Funds Average	13.29%	18.36%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Retail Class | T. Rowe Price Global Stock Fund
T. Rowe Price Global Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Retail Class T. Rowe Price Global Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	10
[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Class T. Rowe Price Global Stock Fund
Management fee	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.87%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Retail Class T. Rowe Price Global Stock Fund	89	278	482	1,073

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83.3 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will diversify broadly by investing in a variety of industries in developed and, to a lesser extent, emerging markets. The fund will normally invest in at least five countries, one of which will be the U.S. Under normal conditions, at least 40% of the fund's net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable). Although the fund can purchase stocks without regard to a company's market capitalization (shares outstanding multiplied by share price), investments will generally be in large- and medium-sized companies. The percentage of assets invested in U.S. and foreign stocks will normally be at least 80% of the fund's net assets and will vary over time according to the manager's outlook.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Global Stock Fund Calendar Year Return

	Quarter Ended	Total Return
Best Quarter	6/30/2009	23.61%
Worst Quarter	12/31/2008	-33.53%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns Retail Class	1 Year	5 Years	10 Years
T. Rowe Price Global Stock Fund	12.45%	2.15%	3.14%
T. Rowe Price Global Stock Fund Returns after taxes on distributions	12.42%	1.34%	2.66%
T. Rowe Price Global Stock Fund Returns after taxes on distributions and sale of fund shares	8.28%	1.58%	2.57%
T. Rowe Price Global Stock Fund MSCI All Country World Index	13.21%	3.98%	3.69%
T. Rowe Price Global Stock Fund Lipper Global Large-Cap Growth Funds Average	13.29%	2.29%	1.74%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Advisor Class | T. Rowe Price Global Infrastructure Fund
T. Rowe Price Global Infrastructure Fund–Advisor Class
Investment Objective
The fund seeks to provide long-term growth of capital. Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class T. Rowe Price Global Infrastructure Fund T. Rowe Price Global Infrastructure Fund--Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Global Infrastructure Fund T. Rowe Price Global Infrastructure Fund--Advisor Class
Management fee		0.80%
Distribution and service (12b-1) fees		0.25%
Other expenses		3.12%
Total annual fund operating expenses		4.17%
Fee waiver/expense reimbursement	[1]	2.97%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.20%
[1]	T. Rowe Price Associates, Inc. has agreed (through February 29, 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.20%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.20%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.20%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Global Infrastructure Fund T. Rowe Price Global Infrastructure Fund--Advisor Class	122	899	1,795	4,101

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period from January 27, 2010 to October 31, 2010, the fund's portfolio turnover rate was 18.6% of the average value of its portfolio .

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in the securities of infrastructure-related companies throughout the world, including the U.S. The fund defines an infrastructure-related company as any company that derives at least 50% of its revenues or profits, either directly or indirectly, from the infrastructure industry or commits at least 50% of assets to activities related to the infrastructure industry. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable).

Infrastructure refers to the systems of transportation, communication, energy and other essential services required for the normal function of society. Infrastructure assets are the physical structures and networks that provide these necessary services.

For purposes of selecting investments in infrastructure-related companies, the fund defines the infrastructure industry broadly. It includes companies involved in the following businesses and activities, among others:

·    building, operation, or maintenance of airports, marine ports, toll roads, bridges, railways, and other transportation systems;

·    telecommunications, wireless, satellite, cable and other communications networks;

·    power generation, storage, and distribution;

·    utilities such as electricity, oil, gas, water, sewage, and other public services;

·    construction and operation of social infrastructure such as courthouses, hospitals, and schools; and

·    providing services and materials necessary for the construction and operation of infrastructure assets.

The fund may invest in companies of any size and will shift assets between different types of companies within the infrastructure industry based on prevailing market conditions. While the fund invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with both good appreciation prospects and some income-producing potential. We analyze the characteristics and investment prospects of a particular security and generally favor companies with characteristics such as attractive industry position, compelling business model, strong management, and reasonable stock price valuation.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Industry risk   Because the fund focuses its investments in infrastructure-related companies, the fund will be more susceptible to developments affecting infrastructure than a more broadly diversified fund would be and may perform poorly during a downturn in one or more industries related to infrastructure . Infrastructure-related companies can be negatively affected by adverse economic and political developments, as well as changes in regulations, environmental problems, casualty losses and increases in interest rates.

Performance

Because the fund commenced operations in 2010, there is no historical performance information shown here. Peformance history will be presented after the fund has been in operations for one full calendar year.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Advisor Class | T. Rowe Price Global Large-Cap Stock Fund
Global Large-Cap Stock Fund–Advisor Class
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class T. Rowe Price Global Large-Cap Stock Fund T. Rowe Price Global Large-Cap Stock Fund--Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price Global Large-Cap Stock Fund T. Rowe Price Global Large-Cap Stock Fund--Advisor Class
Management fee		0.65%
Distribution and service (12b-1) fees		0.25%
Other expenses		1.01%
Total annual fund operating expenses		1.91%
Fee waiver/expense reimbursement	[1]	0.81%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.10%
[1]	T. Rowe Price Associates, Inc. has agreed (through February 28, 2013) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.10%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.10%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.10%.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Global Large-Cap Stock Fund T. Rowe Price Global Large-Cap Stock Fund--Advisor Class	112	409	848	2,072

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 120.9 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in stocks of large-cap companies. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in large-cap companies outside the U.S. (at least 30% of its net assets will be invested in large-cap companies outside the U.S. if foreign market conditions are not favorable).

The fund defines a large-cap company as one whose market capitalization (number of shares outstanding multiplied by share price) falls within or above the applicable range for companies included in the MSCI All Country World Large-Cap Index. The fund's and MSCI Barra's definition of a large-cap company depends on whether the company is located in a developed market or an emerging market. As of December  31, 2010 , the Index's market capitalization range for large-cap companies in developed markets was approximately  $3. 7 billion to  $ 368 .7 billion, and the market capitalization range for large-cap companies in emerging markets was approximately  $ 1.9 billion to  $ 303.9 billion. The fund also relies on MSCI Barra to classify a particular country as developed or emerging. The market capitalization of the companies in the fund's portfolio and the Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization falls below the range of the Index.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Market capitalization risk  Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Global Large-Cap Stock Fund - Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	27.00%
Worst Quarter	6/30/2010	-13.57%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns Advisor Class T. Rowe Price Global Large-Cap Stock Fund	1 Year	Since inception	Inception Date
T. Rowe Price Global Large-Cap Stock Fund--Advisor Class	14.52%	39.69%	Oct 27, 2008
T. Rowe Price Global Large-Cap Stock Fund--Advisor Class Returns after taxes on distributions	13.54%	37.23%	Oct 27, 2008
T. Rowe Price Global Large-Cap Stock Fund--Advisor Class Returns after taxes on distributions and sale of fund shares	10.11%	33.28%	Oct 27, 2008
MSCI All Country World Large Capital Gross	11.68%	26.53%
Lipper Global Large-Cap Growth Funds Average	13.29%	18.36%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Advisor Class | T. Rowe Price Global Stock Fund
Global Stock Fund–Advisor Class
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class T. Rowe Price Global Stock Fund T. Rowe Price Global Stock Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual Fund Operating Expenses		Advisor Class T. Rowe Price Global Stock Fund T. Rowe Price Global Stock Fund-Advisor Class
Management fee		0.65%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.24%
Total annual fund operating expenses		1.14%
Fee waiver/expense reimbursement	[1]	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.15%
[1]	T. Rowe Price Associates , Inc. has agreed (through February 29, 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses , and acquired fund fees ) that would cause the class's ratio of expenses to average net assets to exceed 1.15%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.15%) are subject to reimbursement to T. Rowe Price Associates , Inc. by the fund whenever the class's expense ratio is below 1.15%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.15%.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Global Stock Fund T. Rowe Price Global Stock Fund-Advisor Class	117	365	633	1,398

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83.3 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will diversify broadly by investing in a variety of industries in developed and, to a lesser extent, emerging markets. The fund will normally invest in at least five countries, one of which will be the U.S. Under normal conditions, at least 40% of the fund's net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable). Although the fund can purchase stocks without regard to a company's market capitalization (shares outstanding multiplied by share price), investments will generally be in large- and medium-sized companies. The percentage of assets invested in U.S. and foreign stocks will normally be at least 80% of the fund's net assets and will vary over time according to the manager's outlook.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Global Stock Fund Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	23.49%
Worst Quarter	12/31/2008	-33.51%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns Advisor Class T. Rowe Price Global Stock Fund	1 Year	Since inception	Inception Date
T. Rowe Price Global Stock Fund-Advisor Class	12.19%	(0.09%)	Apr 28, 2006
T. Rowe Price Global Stock Fund-Advisor Class Returns after taxes on distributions	12.20%	(0.91%)	Apr 28, 2006
T. Rowe Price Global Stock Fund-Advisor Class Returns after taxes on distributions and sale of fund shares	8.04%	(0.33%)	Apr 28, 2006
MSCI All Country World Index	13.21%	2.02%
Lipper Global Large-Cap Growth Funds Average	13.29%	0.26%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Advisor Class | T. Rowe Price International Growth & Income Fund
International Growth & Income Fund–Advisor Class
Investment Objective
The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class T. Rowe Price International Growth & Income Fund T. Rowe Price International Growth & Income Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Class T. Rowe Price International Growth & Income Fund T. Rowe Price International Growth & Income Fund-Advisor Class
Management fee	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.07%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price International Growth & Income Fund T. Rowe Price International Growth & Income Fund-Advisor Class	109	340	590	1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.3 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. Investments in emerging markets will be modest and limited to more mature developing countries.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;

·    low valuation relative to a company's growth potential;

·    companies that may benefit from restructuring activity or other turnaround opportunities;

·    a sound balance sheet and other positive financial characteristics; and

·    above-average dividend yield and/or the potential to grow dividends.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

International Growth & Income Fund -Advisor Class Calendar Year Return

	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.70%
Worst Quarter	12/31/2008	-21.79%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns Advisor Class T. Rowe Price International Growth & Income Fund	1 Year	5 Years	Since inception	Inception Date
T. Rowe Price International Growth & Income Fund-Advisor Class	10.28%	2.74%	11.22%	Sep 30, 2002
T. Rowe Price International Growth & Income Fund-Advisor Class Returns after taxes on distributions	10.01%	2.04%	10.64%	Sep 30, 2002
T. Rowe Price International Growth & Income Fund-Advisor Class Returns after taxes on distributions and sale of fund shares	7.17%	2.24%	9.87%	Sep 30, 2002
MSCI EAFE Index	8.21%	2.94%	10.95%
Lipper International Multi-Cap Value Funds Average	9.68%	1.50%	10.08%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

R Class | T. Rowe Price International Growth & Income Fund
International Growth & Income Fund–R Class
Investment Objective
The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	R Class T. Rowe Price International Growth & Income Fund T. Rowe Price International Growth & Income Fund-R Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses R Class T. Rowe Price International Growth & Income Fund T. Rowe Price International Growth & Income Fund-R Class
Management fee		0.65%
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses		0.22%
Total annual fund operating expenses		1.37%
[1]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0. 49%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price International Growth & Income Fund T. Rowe Price International Growth & Income Fund-R Class	139	434	750	1,646

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.3 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. Investments in emerging markets will be modest and limited to more mature developing countries.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;

·    low valuation relative to a company's growth potential;

·    companies that may benefit from restructuring activity or other turnaround opportunities;

·    a sound balance sheet and other positive financial characteristics; and

·    above-average dividend yield and/or the potential to grow dividends.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

International Growth and Income Fund-R Class Calendar Year Return

	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.39%
Worst Quarter	12/31/2008	-21.84%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns R Class T. Rowe Price International Growth & Income Fund	1 Year	5 Years	Since inception	Inception Date
T. Rowe Price International Growth & Income Fund-R Class	10.02%	2.49%	10.93%	Sep 30, 2002
T. Rowe Price International Growth & Income Fund-R Class Returns after taxes on distributions	9.79%	1.84%	10.40%	Sep 30, 2002
T. Rowe Price International Growth & Income Fund-R Class Returns after taxes on distributions and sale of fund shares	6.96%	2.04%	9.63%	Sep 30, 2002
MSCI EAFE Index	8.21%	2.94%	10.95%
Lipper International Multi-Cap Value Funds Average	9.68%	1.50%	10.08%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Advisor Class | T. Rowe Price International Stock Fund
International Stock Fund–Advisor Class
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Advisor Class T. Rowe Price International Stock Fund T. Rowe Price International Stock Fund-Advisor Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class T. Rowe Price International Stock Fund T. Rowe Price International Stock Fund-Advisor Class
Management fee		0.65%
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses		0.18%
Total annual fund operating expenses		1.08%
[1]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.24%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price International Stock Fund T. Rowe Price International Stock Fund-Advisor Class	110	343	595	1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund may purchase the stocks of companies of any size, but its focus will typically be on large-sized companies and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

International Stock Fund- Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	32.60%
Worst Quarter	12/31/2008	-26.05%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns Advisor Class T. Rowe Price International Stock Fund	1 Year	5 Years	10 Years
T. Rowe Price International Stock Fund-Advisor Class	14.17%	3.93%	2.93%
T. Rowe Price International Stock Fund-Advisor Class Returns after taxes on distributions	14.06%	3.15%	2.36%
T. Rowe Price International Stock Fund-Advisor Class Returns after taxes on distributions and sale of fund shares	9.63%	3.28%	2.39%
MSCI All Country World Ex-USA Index	11.60%	5.29%	5.97%
Lipper International Large-Cap Growth Funds Average	12.30%	3.90%	3.92%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

R Class | T. Rowe Price International Stock Fund
International Stock Fund– R Class
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	R Class T. Rowe Price International Stock Fund T. Rowe Price International Stock Fund-R Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R Class T. Rowe Price International Stock Fund T. Rowe Price International Stock Fund-R Class
Management fee		0.65%
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses		0.33%
Total annual fund operating expenses		1.48%
Fee waiver/expense reimbursement	[2]	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.40%
[1]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0.40%.
[2]	T. Rowe Price Associates, Inc. has agreed (through February 29, 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.40%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.40%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.40%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.40%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price International Stock Fund T. Rowe Price International Stock Fund-R Class	143	457	798	1,759

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund may purchase the stocks of companies of any size, but its focus will typically be on large-sized companies and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

International Stock Fund- R Class Calendar Year returns

	Quarter Ended	Total Return
Best Quarter	6/30/2009	32.47%
Worst Quarter	12/31/2008	-26.15%

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns R Class T. Rowe Price International Stock Fund	1 Year	5 Years	Since inception	Inception Date
T. Rowe Price International Stock Fund-R Class	13.81%	3.60%	10.13%	Sep 30, 2002
T. Rowe Price International Stock Fund-R Class Returns after taxes on distributions	13.77%	2.91%	9.59%	Sep 30, 2002
T. Rowe Price International Stock Fund-R Class Returns after taxes on distributions and sale of fund shares	9.30%	3.02%	8.92%	Sep 30, 2002
MSCI All Country World Ex-USA Index	11.60%	5.29%	13.18%
Lipper International Large-Cap Growth Funds Average	12.30%	3.90%	10.84%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
T. Rowe Price Africa & Middle East Fund | T. Rowe Price Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	150
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	803
10 years	rr_ExpenseExampleYear10	1,757
Annual Return 2008	rr_AnnualReturn2008	(53.32%)
Annual Return 2009	rr_AnnualReturn2009	22.08%
Annual Return 2010	rr_AnnualReturn2010	17.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.91%)
1 Year	rr_AverageAnnualReturnYear01	17.21%
Since inception	rr_AverageAnnualReturnSinceInception	(4.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2007
T. Rowe Price Africa & Middle East Fund | T. Rowe Price Africa & Middle East Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.59%
Since inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2007
T. Rowe Price Africa & Middle East Fund | T. Rowe Price Africa & Middle East Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.40%
Since inception	rr_AverageAnnualReturnSinceInception	(3.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 4, 2007
T. Rowe Price Africa & Middle East Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Africa & Middle East Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in African and Middle Eastern companies. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks, and participation notes ( P-notes ) linked to common stocks, of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis:   Bahrain, Egypt, Jordan, Kenya, Kuwait, Lebanon, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, and United Arab Emirates.

·    Others:   Algeria, Botswana, Ghana, Mauritius, Namibia, Tunisia, and Zimbabwe.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. The fund's portfolio is expected to be composed of investments in about 25 to 50 different companies, although the number could vary depending on market conditions. The fund may make substantial investments (at times more than 25% of total assets) in telephone or banking companies in various African and Middle Eastern countries.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Credit and liquidity risks  To the extent the fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Africa & Middle East Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	28.02
Worst Quarter	12/31/08	-37.91

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Africa & Middle East Fund | S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.27%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	0.63%	[2]
T. Rowe Price Africa & Middle East Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.67%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	2.34%	[3]
T. Rowe Price Africa & Middle East Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.54%
Since inception	rr_AverageAnnualReturnSinceInception	(1.16%)
T. Rowe Price Emerging Europe & Mediterranean Fund | T. Rowe Price Emerging Europe & Mediterranean Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	446
5 years	rr_ExpenseExampleYear05	771
10 years	rr_ExpenseExampleYear10	1,691
Annual Return 2001	rr_AnnualReturn2001	(7.67%)
Annual Return 2002	rr_AnnualReturn2002	3.72%
Annual Return 2003	rr_AnnualReturn2003	69.22%
Annual Return 2004	rr_AnnualReturn2004	30.01%
Annual Return 2005	rr_AnnualReturn2005	59.00%
Annual Return 2006	rr_AnnualReturn2006	34.74%
Annual Return 2007	rr_AnnualReturn2007	27.91%
Annual Return 2008	rr_AnnualReturn2008	(75.85%)
Annual Return 2009	rr_AnnualReturn2009	125.13%
Annual Return 2010	rr_AnnualReturn2010	33.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	58.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(55.04%)
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	15.41%
T. Rowe Price Emerging Europe & Mediterranean Fund | T. Rowe Price Emerging Europe & Mediterranean Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.58%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	15.04%
T. Rowe Price Emerging Europe & Mediterranean Fund | T. Rowe Price Emerging Europe & Mediterranean Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	14.06%
T. Rowe Price Emerging Europe & Mediterranean Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Emerging Europe & Mediterranean Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in the emerging market countries of Europe and the Mediterranean region.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 .7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year  and that the fund's operating expenses remain the same . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the Mediterranean region . The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the emerging market countries listed below (others may be added):

·    Primary Emphasis: Czech Republic, Hungary, Kazakhstan , Poland, Russia, Turkey , and Ukraine .

·    Others:   Bulgaria, Croatia , Egypt, Estonia, Georgia, Jordan, Kuwait, Latvia, Lebanon, Lithuania, Morocco, Oman, Romania, Slovakia, Slovenia, Tunisia, and United Arab Emirates.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Europe & Mediterannean Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Ended Total Return
Best Quarter	6/30/2009	58.82%
Worst Quarter	12/31/2008	-55.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Emerging Europe & Mediterranean Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05	10.81%
10 Years	rr_AverageAnnualReturnYear10	15.26%
T. Rowe Price Emerging Markets Stock Fund | T. Rowe Price Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	697
10 years	rr_ExpenseExampleYear10	1,534
Annual Return 2001	rr_AnnualReturn2001	(5.69%)
Annual Return 2002	rr_AnnualReturn2002	(4.92%)
Annual Return 2003	rr_AnnualReturn2003	52.30%
Annual Return 2004	rr_AnnualReturn2004	26.98%
Annual Return 2005	rr_AnnualReturn2005	38.77%
Annual Return 2006	rr_AnnualReturn2006	32.01%
Annual Return 2007	rr_AnnualReturn2007	42.92%
Annual Return 2008	rr_AnnualReturn2008	(60.54%)
Annual Return 2009	rr_AnnualReturn2009	85.07%
Annual Return 2010	rr_AnnualReturn2010	18.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.23%)
1 Year	rr_AverageAnnualReturnYear01	18.75%
5 Years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	14.69%
T. Rowe Price Emerging Markets Stock Fund | T. Rowe Price Emerging Markets Stock Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.57%
5 Years	rr_AverageAnnualReturnYear05	9.86%
10 Years	rr_AverageAnnualReturnYear10	14.41%
T. Rowe Price Emerging Markets Stock Fund | T. Rowe Price Emerging Markets Stock Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.52%
5 Years	rr_AverageAnnualReturnYear05	9.04%
10 Years	rr_AverageAnnualReturnYear10	13.38%
T. Rowe Price Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Emerging Markets Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26.6 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in emerging market companies. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in emerging markets in Latin America, Asia, Europe, Africa, and the Middle East. The fund considers the following countries to be emerging markets (others may be added):

·    Asia:   China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

·    Latin America:   Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

·    Europe:   Croatia, Czech Republic, Estonia, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.

·    Africa and the Middle East:   Bahrain, Botswana, Egypt, Israel, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Stock Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Ended Total Return Best Quarter 06/30/2009 42.05% Worst Quarter 12/31/2008 -34.23%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Emerging Markets Stock Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	16.23%
T. Rowe Price Emerging Markets Stock Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.54%
5 Years	rr_AverageAnnualReturnYear05	10.81%
10 Years	rr_AverageAnnualReturnYear10	15.26%
T. Rowe Price European Stock Fund | T. Rowe Price European Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
Annual Return 2001	rr_AnnualReturn2001	(20.65%)
Annual Return 2002	rr_AnnualReturn2002	(18.66%)
Annual Return 2003	rr_AnnualReturn2003	36.57%
Annual Return 2004	rr_AnnualReturn2004	16.42%
Annual Return 2005	rr_AnnualReturn2005	8.94%
Annual Return 2006	rr_AnnualReturn2006	31.56%
Annual Return 2007	rr_AnnualReturn2007	15.36%
Annual Return 2008	rr_AnnualReturn2008	(43.35%)
Annual Return 2009	rr_AnnualReturn2009	34.40%
Annual Return 2010	rr_AnnualReturn2010	8.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	3.46%
T. Rowe Price European Stock Fund | T. Rowe Price European Stock Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	2.34%
T. Rowe Price European Stock Fund | T. Rowe Price European Stock Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	2.77%
T. Rowe Price European Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price European Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in European companies. Under normal conditions, at least five countries will be represented in the fund's portfolio. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis:   Austria, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.

·    Others:   Belgium, Czech Republic, Estonia, Hungary, Kazakhstan, Poland, Romania, Russia, and Turkey.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

The fund seeks to purchase the stocks of companies with quality management and strong cash flows, and does not emphasize either a growth or value bias in selecting investments. Securities will be selected that in the investment adviser's view have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	European Stock Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	25.21%
Worst Quarter	9/30/2002	-22.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price European Stock Fund | MSCI Europe Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.77%
T. Rowe Price European Stock Fund | Lipper European Region Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	4.37%
T. Rowe Price International Discovery Fund | T. Rowe Price International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,500
Annual Return 2001	rr_AnnualReturn2001	(24.64%)
Annual Return 2002	rr_AnnualReturn2002	(16.27%)
Annual Return 2003	rr_AnnualReturn2003	65.29%
Annual Return 2004	rr_AnnualReturn2004	23.76%
Annual Return 2005	rr_AnnualReturn2005	27.89%
Annual Return 2006	rr_AnnualReturn2006	27.65%
Annual Return 2007	rr_AnnualReturn2007	16.57%
Annual Return 2008	rr_AnnualReturn2008	(49.93%)
Annual Return 2009	rr_AnnualReturn2009	55.69%
Annual Return 2010	rr_AnnualReturn2010	20.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.11%)
1 Year	rr_AverageAnnualReturnYear01	20.47%
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	8.72%
T. Rowe Price International Discovery Fund | T. Rowe Price International Discovery Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	5.90%
10 Years	rr_AverageAnnualReturnYear10	8.24%
T. Rowe Price International Discovery Fund | T. Rowe Price International Discovery Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	7.69%
T. Rowe Price International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price International Discovery Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund will emphasize investing in small- to medium-sized companies. Depending on market conditions, the fund's portfolio should be composed of investments in at least 10 countries and 100 different companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Small- and mid-cap stock risk  Because the fund invests primarily in small- and medium-sized companies, it is likely to be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Discovery Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Ended Total Return Best Quarter 06/30/2009 36.97% Worst Quarter 12/31/2008 -25.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price International Discovery Fund | S&P SmallCap Global Ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	10.69%
T. Rowe Price International Discovery Fund | MSCI EAFE Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	9.87%
T. Rowe Price International Discovery Fund | Lipper International Small/Mid-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.43%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	8.29%
T. Rowe Price Japan Fund | T. Rowe Price Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[4]
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	1,375
Annual Return 2001	rr_AnnualReturn2001	(32.25%)
Annual Return 2002	rr_AnnualReturn2002	(16.86%)
Annual Return 2003	rr_AnnualReturn2003	44.14%
Annual Return 2004	rr_AnnualReturn2004	16.83%
Annual Return 2005	rr_AnnualReturn2005	40.04%
Annual Return 2006	rr_AnnualReturn2006	(5.66%)
Annual Return 2007	rr_AnnualReturn2007	(5.52%)
Annual Return 2008	rr_AnnualReturn2008	(31.42%)
Annual Return 2009	rr_AnnualReturn2009	0.84%
Annual Return 2010	rr_AnnualReturn2010	14.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.61%)
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	(6.78%)
10 Years	rr_AverageAnnualReturnYear10	(0.67%)
T. Rowe Price Japan Fund | T. Rowe Price Japan Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.25%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	(0.66%)
T. Rowe Price Japan Fund | T. Rowe Price Japan Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Years	rr_AverageAnnualReturnYear05	(5.57%)
10 Years	rr_AverageAnnualReturnYear10	(0.51%)
T. Rowe Price Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Japan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62.0 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in companies located (or with primary operations) in Japan. The fund may purchase the stocks of companies of any size and expects to make its investments across a wide range of Japanese industries and companies. While the fund invests with an awareness of the outlook for industry sectors within the country, bottom-up stock selection is the focus of our decision-making.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Geographic risk  Because the fund concentrates its investments in a particular country, the fund's performance is closely tied to the social, political, and economic conditions of that country. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Japan Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/2003	24.33%
Worst Quarter	3/31/2009	-21.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Japan Fund | MSCI Japan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
10 Years	rr_AverageAnnualReturnYear10	1.14%
T. Rowe Price Japan Fund | Lipper Japanese Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	(8.92%)
10 Years	rr_AverageAnnualReturnYear10	(3.12%)
T. Rowe Price Latin America Fund | T. Rowe Price Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,500
Annual Return 2001	rr_AnnualReturn2001	(0.23%)
Annual Return 2002	rr_AnnualReturn2002	(18.10%)
Annual Return 2003	rr_AnnualReturn2003	57.92%
Annual Return 2004	rr_AnnualReturn2004	38.35%
Annual Return 2005	rr_AnnualReturn2005	60.05%
Annual Return 2006	rr_AnnualReturn2006	51.24%
Annual Return 2007	rr_AnnualReturn2007	48.93%
Annual Return 2008	rr_AnnualReturn2008	(55.70%)
Annual Return 2009	rr_AnnualReturn2009	114.36%
Annual Return 2010	rr_AnnualReturn2010	18.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.35%)
1 Year	rr_AverageAnnualReturnYear01	18.49%
5 Years	rr_AverageAnnualReturnYear05	20.44%
10 Years	rr_AverageAnnualReturnYear10	21.89%
T. Rowe Price Latin America Fund | T. Rowe Price Latin America Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	20.12%
10 Years	rr_AverageAnnualReturnYear10	21.63%
T. Rowe Price Latin America Fund | T. Rowe Price Latin America Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	18.15%
10 Years	rr_AverageAnnualReturnYear10	20.14%
T. Rowe Price Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Latin America Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14.1 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in Latin American companies. Under normal conditions, at least four countries will be represented in the fund's portfolio. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis:   Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela.

·    Others:   Belize, Ecuador, and Guatemala.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. The fund may make substantial investments (at times more than 25% of total assets) in telephone or banking companies in various Latin American countries.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Latin America Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Ended Total Return Best Quarter 6/30/2009 46.25% Worst Quarter 12/31/2008 -36.35%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Latin America Fund | MSCI Emerging Markets Latin America Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	19.83%
10 Years	rr_AverageAnnualReturnYear10	21.41%
T. Rowe Price Latin America Fund | Lipper Latin American Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.97%
5 Years	rr_AverageAnnualReturnYear05	17.34%
10 Years	rr_AverageAnnualReturnYear10	20.16%
T. Rowe Price New Asia Fund | T. Rowe Price New Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[4]
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
Annual Return 2001	rr_AnnualReturn2001	(10.00%)
Annual Return 2002	rr_AnnualReturn2002	(9.36%)
Annual Return 2003	rr_AnnualReturn2003	53.54%
Annual Return 2004	rr_AnnualReturn2004	18.60%
Annual Return 2005	rr_AnnualReturn2005	26.43%
Annual Return 2006	rr_AnnualReturn2006	36.12%
Annual Return 2007	rr_AnnualReturn2007	66.38%
Annual Return 2008	rr_AnnualReturn2008	(60.99%)
Annual Return 2009	rr_AnnualReturn2009	102.76%
Annual Return 2010	rr_AnnualReturn2010	20.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	55.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.76%)
1 Year	rr_AverageAnnualReturnYear01	20.35%
5 Years	rr_AverageAnnualReturnYear05	16.61%
10 Years	rr_AverageAnnualReturnYear10	15.01%
T. Rowe Price New Asia Fund | T. Rowe Price New Asia Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.10%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	14.48%
T. Rowe Price New Asia Fund | T. Rowe Price New Asia Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.50%
5 Years	rr_AverageAnnualReturnYear05	14.31%
10 Years	rr_AverageAnnualReturnYear10	13.52%
T. Rowe Price New Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price New Asia Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49.4 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in Asian companies (excluding Japanese companies). The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

·    Primary Emphasis :   China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.

·    Others :   Pakistan and Vietnam.

The fund is "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Geographic concentration risk  Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding of the fund would adversely affect fund performance more than if the fund were invested in a larger number of companies. The fund's share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	New Asia Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	55.24%
Worst Quarter	09/30/2001	-23.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price New Asia Fund | MSCI All Country Asia Ex Japan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.93%
5 Years	rr_AverageAnnualReturnYear05	13.19%
10 Years	rr_AverageAnnualReturnYear10	13.31%
T. Rowe Price New Asia Fund | Lipper Pacific Ex Japan Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.57%
5 Years	rr_AverageAnnualReturnYear05	12.50%
10 Years	rr_AverageAnnualReturnYear10	13.24%
T. Rowe Price Overseas Stock Fund | T. Rowe Price Overseas Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[4]
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Return 2007	rr_AnnualReturn2007	9.43%
Annual Return 2008	rr_AnnualReturn2008	(45.06%)
Annual Return 2009	rr_AnnualReturn2009	36.70%
Annual Return 2010	rr_AnnualReturn2010	10.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
1 Year	rr_AverageAnnualReturnYear01	10.57%
Since inception	rr_AverageAnnualReturnSinceInception	(2.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
T. Rowe Price Overseas Stock Fund | T. Rowe Price Overseas Stock Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.35%
Since inception	rr_AverageAnnualReturnSinceInception	(2.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
T. Rowe Price Overseas Stock Fund | T. Rowe Price Overseas Stock Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
Since inception	rr_AverageAnnualReturnSinceInception	(1.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
T. Rowe Price Overseas Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Overseas Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among developed and, to a lesser extent, emerging countries throughout the world. The fund normally invests at least 80% of its net assets in non-U.S. stocks and at least 65% of its net assets in stocks of large-cap companies .

The fund takes a core approach to investing, which provides some exposure to both growth and value styles of investing. The fund relies on a global research team to search for particularly promising stocks throughout developed and, to a lesser extent, emerging markets. Securities will be selected that in our view have the most favorable combination of company fundamentals and valuation.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    attractive business niche with potential for earnings growth;

·    attractive valuation relative to the company's peers or its own historical norm;

·    barriers to entry;

·    seasoned management;

·    healthy balance sheet; and

·    potential to grow dividends or conduct share repurchases.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because the fund holds stocks with both growth and value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Overseas Stock Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.79%
Worst Quarter	12/31/2008	-21.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Overseas Stock Fund | MSCI-EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
Since inception	rr_AverageAnnualReturnSinceInception	(2.30%)
T. Rowe Price Overseas Stock Fund | Lipper International Large-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.05%
Since inception	rr_AverageAnnualReturnSinceInception	(3.01%)
Retail Class | T. Rowe Price International Growth & Income Fund | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Annual Return 2001	rr_AnnualReturn2001	(17.57%)
Annual Return 2002	rr_AnnualReturn2002	(11.65%)
Annual Return 2003	rr_AnnualReturn2003	39.48%
Annual Return 2004	rr_AnnualReturn2004	23.10%
Annual Return 2005	rr_AnnualReturn2005	15.75%
Annual Return 2006	rr_AnnualReturn2006	29.92%
Annual Return 2007	rr_AnnualReturn2007	8.71%
Annual Return 2008	rr_AnnualReturn2008	(44.90%)
Annual Return 2009	rr_AnnualReturn2009	34.39%
Annual Return 2010	rr_AnnualReturn2010	10.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.75%)
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Retail Class | T. Rowe Price International Growth & Income Fund | Returns after taxes on distributions | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.18%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Retail Class | T. Rowe Price International Growth & Income Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Retail Class | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price International Growth & Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.3 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. Investments in emerging markets will be modest and limited to more mature developing countries.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;

·    low valuation relative to a company's growth potential;

·    companies that may benefit from restructuring activity or other turnaround opportunities;

·    a sound balance sheet and other positive financial characteristics; and

·    above-average dividend yield and/or the potential to grow dividends.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Growth & Income Fund Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.64%
Worst Quarter	12/31/2008	-21.75%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Retail Class | T. Rowe Price International Growth & Income Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Retail Class | T. Rowe Price International Growth & Income Fund | Lipper International Multi-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Retail Class | T. Rowe Price International Stock Fund | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[5]
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
Annual Return 2001	rr_AnnualReturn2001	(22.02%)
Annual Return 2002	rr_AnnualReturn2002	(18.18%)
Annual Return 2003	rr_AnnualReturn2003	31.28%
Annual Return 2004	rr_AnnualReturn2004	13.89%
Annual Return 2005	rr_AnnualReturn2005	16.27%
Annual Return 2006	rr_AnnualReturn2006	19.26%
Annual Return 2007	rr_AnnualReturn2007	13.43%
Annual Return 2008	rr_AnnualReturn2008	(48.02%)
Annual Return 2009	rr_AnnualReturn2009	52.20%
Annual Return 2010	rr_AnnualReturn2010	14.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.02%)
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Retail Class | T. Rowe Price International Stock Fund | Returns after taxes on distributions | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Retail Class | T. Rowe Price International Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Retail Class | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price International Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund may purchase the stocks of companies of any size, but its focus will typically be on large-sized companies and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Stock Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	32.64%
Worst Quarter	12/31/2008	-26.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Retail Class | T. Rowe Price International Stock Fund | MSCI All Country World Ex-USA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Retail Class | T. Rowe Price International Stock Fund | Lipper International Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Retail Class | T. Rowe Price Global Infrastructure Fund | T. Rowe Price Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.32%	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[6]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	584
5 years	rr_ExpenseExampleYear05	1,129
10 years	rr_ExpenseExampleYear10	2,620
Retail Class | T. Rowe Price Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29 . 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18.6% of the average value of its portfolio .

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will normally invest at least 80% of its net assets in the securities of infrastructure-related companies throughout the world, including the U.S. The fund defines an infrastructure-related company as any company that derives at least 50% of its revenues or profits, either directly or indirectly, from the infrastructure industry or commits at least 50% of assets to activities related to the infrastructure industry. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable).

Infrastructure refers to the systems of transportation, communication, energy and other essential services required for the normal function of society. Infrastructure assets are the physical structures and networks that provide these necessary services.

For purposes of selecting investments in infrastructure-related companies, the fund defines the infrastructure industry broadly. It includes companies involved in the following businesses and activities, among others:

·    building, operation, or maintenance of airports, marine ports, toll roads, bridges, railways, and other transportation systems;

·    telecommunications, wireless, satellite, cable and other communications networks;

·    power generation, storage, and distribution;

·    utilities such as electricity, oil, gas, water, sewage, and other public services;

·    construction and operation of social infrastructure such as courthouses, hospitals, and schools; and

·    providing services and materials necessary for the construction and operation of infrastructure assets.

The fund may invest in companies of any size and will shift assets between different types of companies within the infrastructure industry based on prevailing market conditions. While the fund invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with both good appreciation prospects and some income-producing potential. We analyze the characteristics and investment prospects of a particular security and generally favor companies with characteristics such as attractive industry position, compelling business model, strong management, and reasonable stock price valuation.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Industry risk   Because the fund focuses its investments in infrastructure-related companies, the fund will be more susceptible to developments affecting infrastructure than a more broadly diversified fund would be and may perform poorly during a downturn in one or more industries related to infrastructure . Infrastructure-related companies can be negatively affected by adverse economic and political developments, as well as changes in regulations, environmental problems, casualty losses and increases in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2010, there is no historical performance information shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Table Heading	rr_PerformanceTableHeading	Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Because the fund commenced operations in 2010, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Retail Class | T. Rowe Price Global Large-Cap Stock Fund | T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.96%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.00%	[7]
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	736
10 years	rr_ExpenseExampleYear10	1,786
Annual Return 2009	rr_AnnualReturn2009	49.59%
Annual Return 2010	rr_AnnualReturn2010	14.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.58%)
1 Year	rr_AverageAnnualReturnYear01	14.72%
Since inception	rr_AverageAnnualReturnSinceInception	39.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2008
Retail Class | T. Rowe Price Global Large-Cap Stock Fund | Returns after taxes on distributions | T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.72%
Since inception	rr_AverageAnnualReturnSinceInception	37.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2008
Retail Class | T. Rowe Price Global Large-Cap Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.25%
Since inception	rr_AverageAnnualReturnSinceInception	33.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2008
Retail Class | T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Global Large-Cap Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 120.9 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in stocks of large-cap companies. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in large-cap companies outside the U.S. (at least 30% of its net assets will be invested in large-cap companies outside the U.S. if foreign market conditions are not favorable).

The fund defines a large-cap company as one whose market capitalization (number of shares outstanding multiplied by share price) falls within or above the applicable range for companies included in the MSCI All Country World Large-Cap Index. The fund's and MSCI Barra's definition of a large-cap company depends on whether the company is located in a developed market or an emerging market. As of December  31, 2010 , the Index's market capitalization range for large-cap companies in developed markets was approximately  $3. 7 billion to  $ 368 .7 billion, and the market capitalization range for large-cap companies in emerging markets was approximately  $ 1.9 billion to  $ 303.9 billion. The fund also relies on MSCI Barra to classify a particular country as developed or emerging. The market capitalization of the companies in the fund's portfolio and the Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization falls below the range of the Index.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Market capitalization risk  Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Global Large-Cap Stock Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	27.13%
Worst Quarter	6/30/2010	-13.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Retail Class | T. Rowe Price Global Large-Cap Stock Fund | MSCI All Country World Large Capital Gross
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since inception	rr_AverageAnnualReturnSinceInception	26.53%
Retail Class | T. Rowe Price Global Large-Cap Stock Fund | Lipper Global Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.29%
Since inception	rr_AverageAnnualReturnSinceInception	18.36%
Retail Class | T. Rowe Price Global Stock Fund | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	10	[1]
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	1,073
Annual Return 2001	rr_AnnualReturn2001	(15.39%)
Annual Return 2002	rr_AnnualReturn2002	(20.75%)
Annual Return 2003	rr_AnnualReturn2003	30.05%
Annual Return 2004	rr_AnnualReturn2004	14.40%
Annual Return 2005	rr_AnnualReturn2005	22.74%
Annual Return 2006	rr_AnnualReturn2006	22.50%
Annual Return 2007	rr_AnnualReturn2007	20.36%
Annual Return 2008	rr_AnnualReturn2008	(53.66%)
Annual Return 2009	rr_AnnualReturn2009	44.77%
Annual Return 2010	rr_AnnualReturn2010	12.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.53%)
1 Year	rr_AverageAnnualReturnYear01	12.45%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Retail Class | T. Rowe Price Global Stock Fund | Returns after taxes on distributions | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Retail Class | T. Rowe Price Global Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Retail Class | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Global Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83.3 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will diversify broadly by investing in a variety of industries in developed and, to a lesser extent, emerging markets. The fund will normally invest in at least five countries, one of which will be the U.S. Under normal conditions, at least 40% of the fund's net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable). Although the fund can purchase stocks without regard to a company's market capitalization (shares outstanding multiplied by share price), investments will generally be in large- and medium-sized companies. The percentage of assets invested in U.S. and foreign stocks will normally be at least 80% of the fund's net assets and will vary over time according to the manager's outlook.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Global Stock Fund Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	23.61%
Worst Quarter	12/31/2008	-33.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Retail Class | T. Rowe Price Global Stock Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Retail Class | T. Rowe Price Global Stock Fund | Lipper Global Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.29%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Advisor Class | T. Rowe Price International Growth & Income Fund | T. Rowe Price International Growth & Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
Annual Return 2009	rr_AnnualReturn2009	34.21%
Annual Return 2010	rr_AnnualReturn2010	10.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.79%)
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since inception	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Advisor Class | T. Rowe Price International Growth & Income Fund | Returns after taxes on distributions | T. Rowe Price International Growth & Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since inception	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Advisor Class | T. Rowe Price International Growth & Income Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Growth & Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	2.24%
Since inception	rr_AverageAnnualReturnSinceInception	9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Advisor Class | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth & Income Fund–Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.3 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. Investments in emerging markets will be modest and limited to more mature developing countries.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;

·    low valuation relative to a company's growth potential;

·    companies that may benefit from restructuring activity or other turnaround opportunities;

·    a sound balance sheet and other positive financial characteristics; and

·    above-average dividend yield and/or the potential to grow dividends.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Growth & Income Fund -Advisor Class Calendar Year Return
Annual Return 2003	rr_AnnualReturn2003	39.62%
Annual Return 2004	rr_AnnualReturn2004	23.27%
Annual Return 2005	rr_AnnualReturn2005	15.63%
Annual Return 2006	rr_AnnualReturn2006	29.69%
Annual Return 2007	rr_AnnualReturn2007	8.48%
Annual Return 2008	rr_AnnualReturn2008	(45.01%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.70%
Worst Quarter	12/31/2008	-21.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price International Growth & Income Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since inception	rr_AverageAnnualReturnSinceInception	10.95%
Advisor Class | T. Rowe Price International Growth & Income Fund | Lipper International Multi-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since inception	rr_AverageAnnualReturnSinceInception	10.08%
Advisor Class | T. Rowe Price International Stock Fund | T. Rowe Price International Stock Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	343
5 years	rr_ExpenseExampleYear05	595
10 years	rr_ExpenseExampleYear10	1,317
Annual Return 2001	rr_AnnualReturn2001	(21.95%)
Annual Return 2002	rr_AnnualReturn2002	(18.44%)
Annual Return 2003	rr_AnnualReturn2003	31.12%
Annual Return 2004	rr_AnnualReturn2004	13.57%
Annual Return 2005	rr_AnnualReturn2005	16.11%
Annual Return 2006	rr_AnnualReturn2006	19.01%
Annual Return 2007	rr_AnnualReturn2007	13.20%
Annual Return 2008	rr_AnnualReturn2008	(48.12%)
Annual Return 2009	rr_AnnualReturn2009	51.97%
Annual Return 2010	rr_AnnualReturn2010	14.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.05%)
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	2.93%
Advisor Class | T. Rowe Price International Stock Fund | Returns after taxes on distributions | T. Rowe Price International Stock Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.06%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	2.36%
Advisor Class | T. Rowe Price International Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Stock Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Advisor Class | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Stock Fund–Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund may purchase the stocks of companies of any size, but its focus will typically be on large-sized companies and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Stock Fund- Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	32.60%
Worst Quarter	12/31/2008	-26.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price International Stock Fund | MSCI All Country World Ex-USA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Advisor Class | T. Rowe Price International Stock Fund | Lipper International Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Advisor Class | T. Rowe Price Global Infrastructure Fund | T. Rowe Price Global Infrastructure Fund--Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.17%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.97%	[9]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[9]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	899
5 years	rr_ExpenseExampleYear05	1,795
10 years	rr_ExpenseExampleYear10	4,101
Advisor Class | T. Rowe Price Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Global Infrastructure Fund–Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term growth of capital. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period from January 27, 2010 to October 31, 2010, the fund's portfolio turnover rate was 18.6% of the average value of its portfolio .

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in the securities of infrastructure-related companies throughout the world, including the U.S. The fund defines an infrastructure-related company as any company that derives at least 50% of its revenues or profits, either directly or indirectly, from the infrastructure industry or commits at least 50% of assets to activities related to the infrastructure industry. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable).

Infrastructure refers to the systems of transportation, communication, energy and other essential services required for the normal function of society. Infrastructure assets are the physical structures and networks that provide these necessary services.

For purposes of selecting investments in infrastructure-related companies, the fund defines the infrastructure industry broadly. It includes companies involved in the following businesses and activities, among others:

·    building, operation, or maintenance of airports, marine ports, toll roads, bridges, railways, and other transportation systems;

·    telecommunications, wireless, satellite, cable and other communications networks;

·    power generation, storage, and distribution;

·    utilities such as electricity, oil, gas, water, sewage, and other public services;

·    construction and operation of social infrastructure such as courthouses, hospitals, and schools; and

·    providing services and materials necessary for the construction and operation of infrastructure assets.

The fund may invest in companies of any size and will shift assets between different types of companies within the infrastructure industry based on prevailing market conditions. While the fund invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with both good appreciation prospects and some income-producing potential. We analyze the characteristics and investment prospects of a particular security and generally favor companies with characteristics such as attractive industry position, compelling business model, strong management, and reasonable stock price valuation.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Industry risk   Because the fund focuses its investments in infrastructure-related companies, the fund will be more susceptible to developments affecting infrastructure than a more broadly diversified fund would be and may perform poorly during a downturn in one or more industries related to infrastructure . Infrastructure-related companies can be negatively affected by adverse economic and political developments, as well as changes in regulations, environmental problems, casualty losses and increases in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance

Because the fund commenced operations in 2010, there is no historical performance information shown here. Peformance history will be presented after the fund has been in operations for one full calendar year.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Advisor Class | T. Rowe Price Global Large-Cap Stock Fund | T. Rowe Price Global Large-Cap Stock Fund--Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.81%	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[10]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	409
5 years	rr_ExpenseExampleYear05	848
10 years	rr_ExpenseExampleYear10	2,072
Annual Return 2009	rr_AnnualReturn2009	49.30%
Annual Return 2010	rr_AnnualReturn2010	14.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.57%)
1 Year	rr_AverageAnnualReturnYear01	14.52%
Since inception	rr_AverageAnnualReturnSinceInception	39.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2008
Advisor Class | T. Rowe Price Global Large-Cap Stock Fund | Returns after taxes on distributions | T. Rowe Price Global Large-Cap Stock Fund--Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%
Since inception	rr_AverageAnnualReturnSinceInception	37.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2008
Advisor Class | T. Rowe Price Global Large-Cap Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Global Large-Cap Stock Fund--Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
Since inception	rr_AverageAnnualReturnSinceInception	33.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2008
Advisor Class | T. Rowe Price Global Large-Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Large-Cap Stock Fund–Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 120.9 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% of its net assets in stocks of large-cap companies. Under normal conditions, the fund will invest in at least five countries and at least 40% of its net assets will be invested in large-cap companies outside the U.S. (at least 30% of its net assets will be invested in large-cap companies outside the U.S. if foreign market conditions are not favorable).

The fund defines a large-cap company as one whose market capitalization (number of shares outstanding multiplied by share price) falls within or above the applicable range for companies included in the MSCI All Country World Large-Cap Index. The fund's and MSCI Barra's definition of a large-cap company depends on whether the company is located in a developed market or an emerging market. As of December  31, 2010 , the Index's market capitalization range for large-cap companies in developed markets was approximately  $3. 7 billion to  $ 368 .7 billion, and the market capitalization range for large-cap companies in emerging markets was approximately  $ 1.9 billion to  $ 303.9 billion. The fund also relies on MSCI Barra to classify a particular country as developed or emerging. The market capitalization of the companies in the fund's portfolio and the Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization falls below the range of the Index.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Market capitalization risk  Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Global Large-Cap Stock Fund - Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	27.00%
Worst Quarter	6/30/2010	-13.57%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Global Large-Cap Stock Fund | MSCI All Country World Large Capital Gross
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since inception	rr_AverageAnnualReturnSinceInception	26.53%
Advisor Class | T. Rowe Price Global Large-Cap Stock Fund | Lipper Global Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.29%
Since inception	rr_AverageAnnualReturnSinceInception	18.36%
Advisor Class | T. Rowe Price Global Stock Fund | T. Rowe Price Global Stock Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.15%	[11]
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,398
Annual Return 2007	rr_AnnualReturn2007	20.03%
Annual Return 2008	rr_AnnualReturn2008	(53.75%)
Annual Return 2009	rr_AnnualReturn2009	44.36%
Annual Return 2010	rr_AnnualReturn2010	12.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.51%)
1 Year	rr_AverageAnnualReturnYear01	12.19%
Since inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Advisor Class | T. Rowe Price Global Stock Fund | Returns after taxes on distributions | T. Rowe Price Global Stock Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.20%
Since inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Advisor Class | T. Rowe Price Global Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Global Stock Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
Since inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Advisor Class | T. Rowe Price Global Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Stock Fund–Advisor Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's Advisor Class Shareholder fees (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83.3 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will diversify broadly by investing in a variety of industries in developed and, to a lesser extent, emerging markets. The fund will normally invest in at least five countries, one of which will be the U.S. Under normal conditions, at least 40% of the fund's net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable). Although the fund can purchase stocks without regard to a company's market capitalization (shares outstanding multiplied by share price), investments will generally be in large- and medium-sized companies. The percentage of assets invested in U.S. and foreign stocks will normally be at least 80% of the fund's net assets and will vary over time according to the manager's outlook.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Global Stock Fund Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	23.49%
Worst Quarter	12/31/2008	-33.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price Global Stock Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.21%
Since inception	rr_AverageAnnualReturnSinceInception	2.02%
Advisor Class | T. Rowe Price Global Stock Fund | Lipper Global Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.29%
Since inception	rr_AverageAnnualReturnSinceInception	0.26%
R Class | T. Rowe Price International Growth & Income Fund | T. Rowe Price International Growth & Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	39.40%
Annual Return 2004	rr_AnnualReturn2004	22.84%
Annual Return 2005	rr_AnnualReturn2005	15.37%
Annual Return 2006	rr_AnnualReturn2006	29.31%
Annual Return 2007	rr_AnnualReturn2007	8.23%
Annual Return 2008	rr_AnnualReturn2008	(45.16%)
Annual Return 2009	rr_AnnualReturn2009	33.90%
Annual Return 2010	rr_AnnualReturn2010	10.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
R Class | T. Rowe Price International Growth & Income Fund | T. Rowe Price International Growth & Income Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[12]
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
1 year	rr_ExpenseExampleYear01	139
3 years	rr_ExpenseExampleYear03	434
5 years	rr_ExpenseExampleYear05	750
10 years	rr_ExpenseExampleYear10	1,646
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	2.49%
Since inception	rr_AverageAnnualReturnSinceInception	10.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
R Class | T. Rowe Price International Growth & Income Fund | Returns after taxes on distributions | T. Rowe Price International Growth & Income Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.79%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since inception	rr_AverageAnnualReturnSinceInception	10.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
R Class | T. Rowe Price International Growth & Income Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Growth & Income Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
R Class | T. Rowe Price International Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth & Income Fund–R Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's R Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.3 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. Investments in emerging markets will be modest and limited to more mature developing countries.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;

·    low valuation relative to a company's growth potential;

·    companies that may benefit from restructuring activity or other turnaround opportunities;

·    a sound balance sheet and other positive financial characteristics; and

·    above-average dividend yield and/or the potential to grow dividends.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Growth and Income Fund-R Class Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	26.39%
Worst Quarter	12/31/2008	-21.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price International Growth & Income Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since inception	rr_AverageAnnualReturnSinceInception	10.95%
R Class | T. Rowe Price International Growth & Income Fund | Lipper International Multi-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since inception	rr_AverageAnnualReturnSinceInception	10.08%
R Class | T. Rowe Price International Stock Fund | T. Rowe Price International Stock Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	30.71%
Annual Return 2004	rr_AnnualReturn2004	13.24%
Annual Return 2005	rr_AnnualReturn2005	15.70%
Annual Return 2006	rr_AnnualReturn2006	18.61%
Annual Return 2007	rr_AnnualReturn2007	12.81%
Annual Return 2008	rr_AnnualReturn2008	(48.27%)
Annual Return 2009	rr_AnnualReturn2009	51.49%
Annual Return 2010	rr_AnnualReturn2010	13.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.15%)
R Class | T. Rowe Price International Stock Fund | T. Rowe Price International Stock Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[13]
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.40%	[14]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	457
5 years	rr_ExpenseExampleYear05	798
10 years	rr_ExpenseExampleYear10	1,759
1 Year	rr_AverageAnnualReturnYear01	13.81%
5 Years	rr_AverageAnnualReturnYear05	3.60%
Since inception	rr_AverageAnnualReturnSinceInception	10.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
R Class | T. Rowe Price International Stock Fund | Returns after taxes on distributions | T. Rowe Price International Stock Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.77%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
R Class | T. Rowe Price International Stock Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Stock Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
R Class | T. Rowe Price International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Stock Fund– R Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund's R Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund expects to invest substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. The fund may purchase the stocks of companies of any size, but its focus will typically be on large-sized companies and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

·    leading or improving market position;

·    attractive business niche;

·    attractive or improving franchise or industry position;

·    seasoned management;

·    stable or improving earnings and/or cash flow; and

·    sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows :

Active management risk   The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk  Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Stock Fund- R Class Calendar Year returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/2009	32.47%
Worst Quarter	12/31/2008	-26.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account .
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price International Stock Fund | MSCI All Country World Ex-USA Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	5.29%
Since inception	rr_AverageAnnualReturnSinceInception	13.18%
R Class | T. Rowe Price International Stock Fund | Lipper International Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since inception	rr_AverageAnnualReturnSinceInception	10.84%

[1]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.
[2]	Effective September 30, 2010, the fund's benchmark was changed from the MSCI Arabian Markets & Africa Index to the S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index. The change was made because the MSCI Arabian Markets & Africa Index was discontinued on September 29, 2010, and the S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index is representative of the countries in which the fund invests .
[3]	Combined Index Portfolio is an unmanaged linked performance portfolio composed of: 100% S&P/FCG Africa & Middle East Index (excluding Saudi Arabia and Israel) through 6/30/09 (prior to September 1, 2008, the index also included Kuwait); 100% MSCI Arabian Markets & Africa Index from 7/1/09 through 9/29/10; and 100% S&P Emerging and Frontier Middle East & Africa BMI ex Israel Index from 9/30/10 forward.
[4]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.
[5]	Nonretirement accounts with less than a $2,000 balance (with certain exceptions) may be subject to an annual $10 fee.
[6]	T. Rowe Price Associates , Inc. has agreed (through February 29 . 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses , and acquired fund fees ) that would cause the fund's ratio of expenses to average net assets to exceed 1.10%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates , Inc. by the fund whenever the fund's expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.10%.
[7]	T. Rowe Price Associates , Inc. has agreed (through February 28, 2013 ) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses , and acquired fund fees ) that would cause the fund's ratio of expenses to average net assets to exceed 1.00%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.00%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.00%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.00%.
[8]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.24%.
[9]	T. Rowe Price Associates, Inc. has agreed (through February 29, 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.20%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.20%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.20%.
[10]	T. Rowe Price Associates, Inc. has agreed (through February 28, 2013) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.10%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.10%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.10%.
[11]	T. Rowe Price Associates , Inc. has agreed (through February 29, 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses , and acquired fund fees ) that would cause the class's ratio of expenses to average net assets to exceed 1.15%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.15%) are subject to reimbursement to T. Rowe Price Associates , Inc. by the fund whenever the class's expense ratio is below 1.15%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.15%.
[12]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0. 49%.
[13]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0.40%.
[14]	T. Rowe Price Associates, Inc. has agreed (through February 29, 2012) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.40%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.40%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.40%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.40%